Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2018 USD ($)
Current assets
Cash and cash equivalents	¥ 1,856,187	$ 269,122,000	¥ 662,768		¥ 1,376,153
Short-term investments	4,636,774	672,269,000	4,568,346
Other Current assets	170,336	24,696,000	461,843
Total current assets	7,496,247	1,086,854,000	6,516,323
TOTAL ASSETS.	9,381,907	1,360,249,000	9,420,058
Current liabilities
Total current liabilities	8,211,240	1,190,518,000	7,348,520
Non-current liabilities:
Total non-current liabilities	753,000	109,175,000	1,313,469
TOTAL LIABILITIES.	8,964,240	1,299,693,000	8,661,989
Shareholders' equity:
Ordinary shares				$ 50,000			$ 50,000
Additional paid-in capital	13,922,811	2,018,618,000	13,685,062
Treasury stock	20,666	2,997,000	7,042
Accumulated deficit	(13,580,086)	(1,968,928,000)	(12,765,713)
Accumulated other comprehensive loss	(11,886)	(1,723,000)	(184,242)
TOTAL SHAREHOLDERS' EQUITY	310,177	44,971,000	728,069		¥ (5,919,577)	¥ (2,489,690)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	9,381,907	1,360,249,000	9,420,058
Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1,000	3
Common Class B [Member]
Shareholders' equity:
Ordinary shares	1	0	1
Parent Company [Member]
Current assets
Cash and cash equivalents	36,526	5,296,000	24,500
Short-term investments	20,894	3,029,000	700,052
Amounts due from subsidiaries	267,947	38,848,000	8,496
Other Current assets	854	124,000	1,723
Total current assets	326,221	47,297,000	734,771
TOTAL ASSETS.	326,221	47,297,000	734,771
Current liabilities
Accrued expenses and other current liabilities	16,044	2,326,000	4,133
Amounts due to subsidiaries	0	0	2,569
Total current liabilities	16,044	2,326,000	6,702
Non-current liabilities:
TOTAL LIABILITIES.	16,044	2,326,000	6,702
Shareholders' equity:
Additional paid-in capital	13,922,811	2,018,618,000	13,685,062
Treasury stock	(20,666)	(2,997,000)	(7,042)
Accumulated deficit	(13,580,086)	(1,968,928,000)	(12,765,713)
Accumulated other comprehensive loss	(11,886)	(1,723,000)	(184,242)
TOTAL SHAREHOLDERS' EQUITY	310,177	44,971,000	728,069
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	326,221	47,297,000	734,771
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1,000	3
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 1	$ 0	¥ 1